Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2020
Bio Ventus LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summary Of Disposal Group Discontinued Operations Statement Of Operations And Comprehensive Income (Loss)
The following table summarizes the statement of operations and comprehensive income (loss) from discontinued operations for the years ended December 31:

	2019	2018
Research and development expense	$1,773	$7,127
Loss on disposal	52	9,638
Income tax benefit	(10)	(115)

Loss from discontinued operations, net of tax	$1,815	$16,650